Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Accruals	$ 3,931	$ 3,412
Trade	1,075	2,331
Employee Long-Term Incentives	284	162
Interest	69	80
Joint Operations Payable	75	66
Risk Management	19	39
Provisions for Onerous and Unfavourable Contracts	18	25
Other	9	9
Accounts payable and accrued liabilities	$ 5,480	$ 6,124